Right of use assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Right Of Use Assets
Schedule of Right of use assets

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Cost
At beginning of financial period/year	6,809,333	8,660,790	2,753,093
Additions	2,069,042	2,755,912	3,275,940
Acquisition	-	-	4,825,203
Written off	(985,876)	(1,267,738)	(3,966,296)
Fair value reserve	-	-	1,772,850
At end of financial period/year	7,892,499	10,148,964	8,660,790

Accumulated Depreciation
At beginning of financial period/year	2,918,011	3,711,418	2,729,633
Acquisition	-	-	3,691,417
Depreciation	1,450,881	1,865,688	1,073,469
Written off	(814,120)	(1,006,025)	(3,783,101)
At end of financial period/year	3,554,772	4,571,081	3,711,418

Carrying amount	4,337,727	5,577,883	4,949,372

	2025	2025	2024
	US$	S$	S$

Cost
At beginning of financial year	2,164,551	2,753,093	2,753,093
Additions	2,575,627	3,275,940	-
Acquisition	3,793,697	4,825,203	-
Written off	(3,118,402)	(3,966,296)	-
Fair value reserve	1,393,860	1,772,850
At end of financial year	6,809,333	8,660,790	2,753,093

Accumulated Depreciation
At beginning of financial year	2,146,106	2,729,633	2,230,998
Acquisition	2,902,285	3,691,417	-
Depreciation	843,989	1,073,469	498,635
Written off	(2,974,369)	(3,783,101)	-
At end of financial year	2,918,011	3,711,418	2,729,633

Carrying amount	3,891,322	4,949,372	23,460